Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details)	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 1,387,862	$ 178,634	$ 461,017
Less: allowance for doubtful accounts	(113,362)	(14,591)	(213,362)
Accounts receivable, net	$ 1,274,500	$ 164,043	$ 247,655